Longterm Incentive Plans (Details 2)	12 Months Ended
	Jan. 31, 2021 $ / shares shares	Jan. 31, 2021 $ / shares shares	Jan. 31, 2020 $ / shares shares
Number of options, outstanding, beginning | shares	1,472,500	1,472,500	1,369,183
Number of options, Granted | shares	1,430,000	1,430,000	807,500
Granted pursuant to acquisition (Note 6(a)) | shares	856,880	856,880
Number of options, Forfeited/Cancelled | shares	(836,668)	(836,668)	(704,183)
Number of options, outstanding, ending | shares	2,922,712	2,922,712	1,472,500
Weighted average exercise price, outstanding, beginnig | $ / shares	$ 3.82		$ 4.60
Weighted average exercise price, Granted | $ / shares	1.03		3.19
Weighted average exercise price, Granted pursuant to acquisition | $ / shares		$ 3.05
Weighted average exercise price, Forfeited/Cancelled | $ / shares	(2.68)		(5.01)
Weighted average exercise price, outstanding, ending | $ / shares	$ 2.56		$ 3.82
Weighted average remaining contractual life, outstanding, beginning	3 years 29 days	3 years 29 days	3 years 3 months 4 days
Weighted average remaining contractual life, Granted	3 years 4 days	3 years 4 days	4 years 4 months 17 days
Weighted average remaining contractual life, Granted pursuant to acquisition (Note 6(a))	4 months 6 days	4 months 6 days
Weighted average remaining contractual life, outstanding, ending	2 years 2 months 9 days	2 years 2 months 9 days	3 years 29 days